The Alger Funds II

360 Park Avenue South

New York, New York 10010

March 5, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Alger Funds II

(File Nos. 33-98102 and 811-1743)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Funds II (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 81 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2019.

Very truly yours,

/s/ Christopher Ullman
Christopher Ullman
Assistant Secretary